Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended						12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Income taxes		$ 18.7					$ (819.2)	$ (545.3)	$ (210.4)
Deferred tax assets, net operating loss		781.9				$ 844.2	781.9	844.2
Valuation allowance		1,972.1				1,362.6	1,972.1	1,362.6
Foreign tax credit carryforwards		689.6				622.3	689.6	622.3
Deferred tax liabilities, undistributed foreign earnings		89.2				14.3	89.2	14.3
Undistributed earnings of foreign subsidiaries		1,400.0					1,400.0
Net increase (decrease) in valuation allowance			$ 649.5	$ 3.2	$ (31.3)	383.5	609.5
U.S. tax cost on foreign earnings							0.0	(3.5)	9.9
FCPA Settlement, Tax Benefit						18.5
Total gross unrecognized tax benefits		53.0				56.7	53.0	56.7	26.0	$ 32.0
Unrecognized tax benefits that would impact effective tax rate		33.7					33.7
Accrued interest and penalties		6.6				$ 4.4	6.6	4.4
Expense for interest and penalties							2.8	$ 0.9	$ 0.9
Foreign [Member]
Valuation allowance		651.7					651.7
Operating loss carryforwards		2,302.1					2,302.1
Beginning [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound		1.0					1.0
Ending [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound		$ 18.0					18.0
UNITED STATES
Net increase (decrease) in valuation allowance			$ 641.6	$ (3.2)	$ 31.3		$ 685.1
Forecast [Member]
Income taxes	$ 30.0